Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Aerospace & Defense – 2.1%
Axon Enterprise Inc*	631,332	$58,821,202
Teledyne Technologies Inc*	259,420	97,311,036
		156,132,238
Auto Components – 1.1%
Fox Factory Holding Corp*	183,548	14,782,956
Quantumscape Corp*,#	1,293,635	11,112,325
Visteon Corp*	541,128	56,050,038
		81,945,319
Automobiles – 0.6%
Thor Industries Inc	583,347	43,593,521
Banks – 0.5%
MSD Acquisition Corp*,£	3,778,417	37,444,112
Biotechnology – 6.5%
Abcam PLC*	2,325,256	33,338,018
Arrowhead Pharmaceuticals Inc*	503,310	17,721,545
Ascendis Pharma A/S (ADR)*,#	308,481	28,676,394
Eagle Pharmaceuticals Inc/DE*,£	917,279	40,754,706
Fate Therapeutics Inc*,#	736,438	18,248,934
Global Blood Therapeutics Inc*	742,104	23,710,223
Ligand Pharmaceuticals Inc*,£	1,010,358	90,144,141
Mirati Therapeutics Inc*	138,675	9,309,253
Neurocrine Biosciences Inc*	1,084,299	105,697,467
Sarepta Therapeutics Inc*	950,626	71,258,925
Vaxcyte Inc*	2,004,508	43,618,094
		482,477,700
Building Products – 1.0%
Zurn Water Solutions Corp	2,800,311	76,280,472
Capital Markets – 4.2%
Cboe Global Markets Inc	742,604	84,055,347
LPL Financial Holdings Inc	1,214,854	224,116,266
		308,171,613
Chemicals – 1.8%
Sensient Technologies Corp£	1,638,321	131,983,140
Commercial Services & Supplies – 2.1%
Brady Corp	1,810,739	85,539,310
Cimpress PLC*	419,570	16,321,273
Driven Brands Holdings Inc*	1,943,156	53,514,516
		155,375,099
Construction Materials – 0.9%
Summit Materials Inc*	2,911,583	67,810,768
Containers & Packaging – 4.1%
Crown Holdings Inc	2,087,954	192,446,720
Sealed Air Corp	1,886,558	108,892,128
		301,338,848
Diversified Consumer Services – 3.1%
Frontdoor Inc*	1,083,886	26,099,975
Mister Car Wash Inc*,#	2,931,672	31,896,591
Terminix Global Holdings Inc*	4,266,728	173,442,493
		231,439,059
Diversified Financial Services – 0.9%
Clarivate Analytics PLC*	4,213,106	58,393,649
Kensington Capital Acquisition Corp*	943,535	9,591,033
		67,984,682
Diversified Telecommunication Services – 0.1%
AST SpaceMobile Inc*,#	1,670,199	10,488,850
Electrical Equipment – 2.2%
EnerSys	1,110,529	65,476,790
Regal Beloit Corp	629,458	71,456,072
Stem Inc*,#	1,100,279	7,877,998
Wallbox NV*	2,251,735	19,995,407
		164,806,267
Electronic Equipment, Instruments & Components – 3.0%
Flex Ltd*	2,670,776	38,646,129
Itron Inc*	570,930	28,221,070
Mirion Technologies Inc*	2,406,926	13,863,894
National Instruments Corp	1,032,798	32,254,282
OSI Systems Inc*,£	1,280,610	109,415,318
		222,400,693

Shares or Principal Amounts		Value
Common Stocks– (continued)
Energy Equipment & Services – 0.4%
Helmerich & Payne Inc	637,431	$27,447,779
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	576,730	50,734,938
Food & Staples Retailing – 1.6%
Casey's General Stores Inc	349,658	64,679,737
Grocery Outlet Holding Corp*	1,232,726	52,551,109
		117,230,846
Food Products – 3.6%
Hostess Brands Inc*,£	5,823,832	123,523,477
Premium Brands Holdings Corp	791,107	57,344,500
Simply Good Foods Co*	2,239,066	84,569,523
		265,437,500
Health Care Equipment & Supplies – 7.1%
Glaukos Corp*	1,313,779	59,671,842
Globus Medical Inc*	1,800,248	101,065,923
ICU Medical Inc*	458,201	75,323,662
Integra LifeSciences Holdings Corp*	2,294,812	123,988,692
iRhythm Technologies Inc*	433,241	46,803,025
QuidelOrtho Corp*	339,522	32,994,748
STERIS PLC	402,789	83,034,952
		522,882,844
Health Care Providers & Services – 3.2%
Agiliti Inc*	5,258,127	107,844,185
Chemed Corp	152,798	71,721,853
HealthEquity Inc*	907,611	55,718,239
		235,284,277
Hotels, Restaurants & Leisure – 1.4%
Churchill Downs Inc	238,400	45,660,752
Wendy's Co	3,223,186	60,853,752
		106,514,504
Household Durables – 0.8%
Helen of Troy Ltd*	349,388	56,744,105
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy Inc	1,474,565	56,284,146
Industrial Conglomerates – 1.3%
Carlisle Cos Inc	402,339	96,002,109
Information Technology Services – 5.6%
Broadridge Financial Solutions Inc	676,267	96,401,861
Euronet Worldwide Inc*	959,852	96,551,513
LiveRamp Holdings Inc*	2,253,654	58,166,810
MAXIMUS Inc	1,277,117	79,832,584
WEX Inc*	539,247	83,885,263
		414,838,031
Insurance – 1.0%
Selective Insurance Group Inc	804,270	69,923,234
Internet & Direct Marketing Retail – 0.3%
Etsy Inc*	349,344	25,575,474
Life Sciences Tools & Services – 2.3%
Bio-Techne Corp	150,908	52,310,749
Bruker Corp	1,030,721	64,688,050
PerkinElmer Inc	361,928	51,473,400
		168,472,199
Machinery – 3.1%
Donaldson Co Inc	1,094,599	52,693,996
Gates Industrial Corp PLC*	5,324,785	57,560,926
ITT Inc	834,656	56,122,269
Nordson Corp	293,953	59,507,845
Xos Inc*	3,110,056	5,722,503
		231,607,539
Media – 0.7%
Cable One Inc#	42,564	54,878,616
Oil, Gas & Consumable Fuels – 1.4%
Magnolia Oil & Gas Corp	3,416,569	71,713,783
PDC Energy Inc	494,733	30,480,500
		102,194,283
Pharmaceuticals – 3.8%
Catalent Inc*	2,141,325	229,742,759
Horizon Therapeutics PLC*	660,290	52,664,730
		282,407,489
Professional Services – 2.3%
Alight Inc - Class A*	10,326,813	69,705,988
TriNet Group Inc*,#	1,245,601	96,683,550
		166,389,538

Shares or Principal Amounts		Value
Common Stocks– (continued)
Road & Rail – 0.9%
Saia Inc*	347,673	$65,362,524
Semiconductor & Semiconductor Equipment – 3.8%
Brooks Automation Inc	790,150	56,969,815
Entegris Inc	695,716	64,096,315
ON Semiconductor Corp*	2,287,552	115,086,741
SMART Global Holdings Inc*	1,330,139	21,774,375
Wolfspeed Inc*	404,748	25,681,261
		283,608,507
Software – 13.1%
Altair Engineering Inc*	1,002,619	52,637,498
Aspen Technology Inc*	203,626	37,402,024
Avalara Inc*	625,022	44,126,553
Blackbaud Inc*	1,986,409	115,350,771
Ceridian HCM Holding Inc*	531,481	25,022,125
Clearwater Analytics Holdings Inc - Class A*	1,460,677	17,586,551
Consensus Cloud Solutions Inc*	691,027	30,184,059
Dynatrace Inc*	1,901,578	74,998,236
Envestnet Inc*	1,202,364	63,448,748
j2 Global Inc*	1,536,453	114,511,842
LivePerson Inc*	1,675,668	23,693,946
Nice Ltd (ADR)*	254,734	49,023,558
Pagerduty Inc*	2,817,109	69,807,961
SS&C Technologies Holdings Inc	2,687,634	156,070,906
Zendesk Inc*	1,309,933	97,026,737
		970,891,515
Specialty Retail – 2.1%
Leslie's Inc*	4,149,366	62,987,376
National Vision Holdings Inc*	1,962,464	53,967,760
Williams-Sonoma Inc	323,909	35,937,704
		152,892,840
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp*	1,330,737	41,399,228
Thrifts & Mortgage Finance – 1.3%
Walker & Dunlop Inc	1,002,843	96,613,895
Total Common Stocks (cost $5,099,986,925)		7,201,290,341
Private Investment in Public Equity (PIPES)– 1.4%
Capital Markets – 0.3%
P3 Health Partners Inc*,§	6,240,748	23,215,583
Diversified Financial Services – 1.1%
Mirion Technologies Inc*,§	9,458,407	54,480,424
SomaLogic Holdings Inc*,§	2,827,494	12,780,273
Wallbox BV*,£,§	1,355,820	12,039,682
		79,300,379
Total Private Investment in Public Equity (PIPES) (cost $195,937,914)		102,515,962
Preferred Stocks– 0.7%
Professional Services – 0.3%
IntelyCare Inc PP*,¢,§	1,023,958	25,081,954
Software – 0.4%
Loadsmart Inc PP - Series A*,¢,§	377,303	7,168,757
Loadsmart Inc PP - Series D*,¢,§	1,075,313	21,506,260
		28,675,017
Total Preferred Stocks (cost $53,756,971)		53,756,971
Warrants– 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26*((cost $985,354)	665,780	1,298,271
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $35,635,433)	35,632,686	35,636,249
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	21,903,331	21,903,331
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$5,712,608	5,712,608
Total Investments Purchased with Cash Collateral from Securities Lending (cost $27,615,939)		27,615,939
Total Investments (total cost $5,413,918,536) – 100.4%		7,422,113,733
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(31,576,436)
Net Assets – 100%		$7,390,537,297

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$7,232,437,585	97.4%
Canada	57,344,500	0.8
Israel	49,023,558	0.7
United Kingdom	33,338,018	0.4
Denmark	28,676,394	0.4
Spain	21,293,678	0.3

Total	$7,422,113,733	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Common Stocks - 3.8%
Banks - 0.5%
MSD Acquisition Corp*	$-	$(45,770)	$(380,791)	$37,444,112
Biotechnology - 1.8%
Eagle Pharmaceuticals Inc/DE*	-	(1,678,054)	(9,234,821)	40,754,706
Ligand Pharmaceuticals Inc*	-	1,429,763	(51,255,990)	90,144,141
Total Biotechnology	$-	$(248,291)	$(60,490,811)	$130,898,847
Chemicals - N/A
Sensient Technologies Corpš	2,447,829	22,813,017	(39,759,137)	N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*	-	-	3,821,582	-
Electronic Equipment, Instruments & Components - 1.5%
OSI Systems Inc*	-	-	(11,986,510)	109,415,318
Food Products - N/A
Hostess Brands Inc*,š	-	2,776,918	21,530,072	N/A
Household Durables - N/A
Purple Innovation Inc*	-	(97,067,983)	30,348,168	-
Total Common Stocks	$2,447,829	$(71,772,109)	$(56,917,427)	$277,758,277
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	-	-	813,492	N/A
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	86,511	(5,637)	379	35,636,249
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	600,947∆	-	-	21,903,331
Total Affiliated Investments - 4.6%	$3,135,287	$(71,777,746)	$(56,103,556)	$335,297,857

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Common Stocks - 3.8%
Banks - 0.5%
MSD Acquisition Corp*	40,773,523	-	(2,902,850)	37,444,112
Biotechnology - 1.8%
Eagle Pharmaceuticals Inc/DE*	53,871,543	-	(2,203,962)	40,754,706
Ligand Pharmaceuticals Inc*	145,600,685	-	(5,630,317)	90,144,141
Chemicals - N/A
Sensient Technologies Corpš	231,045,095	-	(82,115,835)	131,983,140
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*	22,809,648	-	(26,631,230)Ð	-
Electronic Equipment, Instruments & Components - 1.5%
OSI Systems Inc*	121,401,828	-	-	109,415,318
Food Products - N/A
Hostess Brands Inc*,š	114,429,165	-	(15,212,678)	123,523,477
Household Durables - N/A
Purple Innovation Inc*	64,992,516	20,461,023	(18,733,724)	-
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	11,226,190	-	-	12,039,682
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	188,325,249	1,295,817,836	(1,448,501,578)	35,636,249
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	39,470,021	512,338,284	(529,904,974)	21,903,331

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	9/22/22	(5,089,000)	$6,257,221	$53,442
Canadian Dollar	9/22/22	(8,754,000)	6,775,110	(27,829)
Euro	9/22/22	(5,419,000)	5,750,352	37,973

				63,586
Citibank, National Association:
British Pound	9/22/22	(5,089,000)	6,259,119	55,340
Canadian Dollar	9/22/22	2,600,000	(2,006,480)	14,041
Canadian Dollar	9/22/22	(12,584,000)	9,738,055	(41,267)
Euro	9/22/22	(3,366,000)	3,583,666	35,435

				63,549
HSBC Securities (USA), Inc.:
British Pound	9/22/22	(5,089,000)	6,259,704	55,925
Canadian Dollar	9/22/22	(12,037,000)	9,318,525	(35,710)
Euro	9/22/22	3,035,000	(3,186,410)	12,902
Euro	9/22/22	(4,366,000)	4,643,361	40,991

				74,108
JPMorgan Chase Bank, National Association:
British Pound	9/22/22	(7,188,000)	8,842,537	79,959
Canadian Dollar	9/22/22	(12,585,000)	9,744,740	(35,359)
Euro	9/22/22	(3,365,000)	3,583,341	36,164

				80,764
State Street Bank and Trust Company:
British Pound	9/22/22	(3,878,000)	4,770,405	42,904
Canadian Dollar	9/22/22	(11,754,000)	9,103,925	(30,385)
Euro	9/22/22	(1,817,000)	1,934,106	18,735

				31,254
Total				$313,261

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$30,826,722
Average amounts sold - in USD	151,012,659

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $53,756,971, which represents 0.7% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2022.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
IntelyCare Inc PP	3/29/22	$25,081,954	$25,081,954	0.3%
Loadsmart Inc PP - Series A	1/4/22	7,168,757	7,168,757	0.1
Loadsmart Inc PP - Series D	1/4/22	21,506,260	21,506,260	0.3
Mirion Technologies Inc	6/16/21	94,584,070	54,480,424	0.7
P3 Health Partners Inc	5/25/21	59,520,704	23,215,583	0.3
SomaLogic Holdings Inc	3/29/21	28,274,940	12,780,273	0.2
Wallbox BV	6/9/21	13,558,200	12,039,682	0.2
Total		$249,694,885	$156,272,933	2.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,201,290,341	$-	$-
Private Investment in Public Equity (PIPES)	102,515,962	-	-
Preferred Stocks	-	-	53,756,971
Warrants	1,298,271	-	-
Investment Companies	-	35,636,249	-
Investments Purchased with Cash Collateral from Securities Lending	-	27,615,939	-
Total Investments in Securities	$7,305,104,574	$63,252,188	$53,756,971
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	483,811	-
Total Assets	$7,305,104,574	$63,735,999	$53,756,971
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$170,550	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70251 08-22